Stock-Based Compensation - Summary of stock option activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding	2,291,838	11,711,174	4,173,285
Number of options granted			10,800,000
Early exercise of common stock options Shares	(199,807)		(3,103,769)
Number of Options Forfeited	(424,485)		(158,342)
Number of Options Expired			0
Number of Options Outstanding	1,667,546	2,291,838	11,711,174
Number of Options Vested and exercisable	421,763	1,381,326
Weighted- Average Exercise Price Outstanding	$ 4.39	$ 0.86	$ 0.49
Weighted- Average Exercise Price Granted			0.89
Weighted- Average Exercise Price Exercised	2.49		0.43
Weighted- Average Exercise Price Forfeited	2.77		0.65
Weighted- Average Exercise Price Outstanding	5.02	4.39	$ 0.86
Weighted- Average Exercise Price Vested and exercisable	$ 3.6	$ 0.48
Weighted- Average Remaining Contractual Life (Years)	8 years 6 months	9 years 1 month 6 days	8 years 10 months 24 days
Weighted- Average Remaining Contractual Life (Years) Vested and exercisable	7 years 9 months 18 days	7 days 16 hours
Aggregate Intrinsic Value Outstanding	$ 11,304	$ 11,304	$ 199
Aggregate Intrinsic Value Outstanding	9	11,304	$ 11,304
Aggregate Intrinsic Value Vested and exercisable	$ 9	$ 1,781